Segment Reporting - Revenues (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Segment Reporting Information [Line Items]
Revenues	$ 482,805,000	$ 462,397,000	$ 1,056,859,000	$ 949,270,000
Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	0	(3,487,000)	0	(4,616,000)
Teekay LNG | Operating Segments
Segment Reporting Information [Line Items]
Revenues	148,205,000	153,060,000	288,092,000	302,804,000
Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	148,205,000	150,691,000	288,092,000	297,673,000
Teekay LNG | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	0	2,369,000	0	5,131,000
Teekay Tankers [Member] | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	246,492,000	207,007,000	588,392,000	445,168,000
Teekay Parent
Segment Reporting Information [Line Items]
Revenues	88,108,000	105,817,000	180,375,000	205,914,000
Teekay Parent | Operating Segments
Segment Reporting Information [Line Items]
Revenues		47,989,000
Teekay Parent | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Revenues	28,787,000	57,828,000	74,720,000	107,266,000
Teekay Parent | Corporate and Other [Member] | Operating Segments
Segment Reporting Information [Line Items]
Revenues	$ 59,321,000	$ 47,989,000	$ 105,655,000	$ 98,648,000